Income Taxes	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Income Taxes

NOTE 11: INCOME TAXES

The components of the net deferred tax asset at July 31, 2013 and January 31, 2013, the statutory tax rate, the effective tax rate and the amount of the valuation allowance are indicated below:

	July 31, 2013	January 31, 2013

Income (Loss) Before Taxes	$(726,854)	$(570,344)
Statutory rate	34%	34%

Computed expected tax payable (recovery)	$247,200	$194,300
Non-deductible expenses	(800)	(400)
Change in valuation allowance	(246,400)	(193,900)

Reported income taxes	$–	$–

The significant components of deferred income tax assets and liabilities at July 31, 2013 and January 31, 2013 are as follows:

	July 31, 2013	January 31, 2013

Net operating loss carried forward	$518,200	$271,900

Valuation allowance	(518,200)	(271,900)

Net deferred income tax asset	$–	$–